Document and Entity Information	Apr. 06, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 06, 2017
Registrant Name	NEW PERSPECTIVE FUND
Central Index Key	0000071516
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 06, 2017
Prospectus Date	Apr. 07, 2017
NEW PERSPECTIVE FUND ® | Class A
Prospectus:
Trading Symbol	ANWPX
NEW PERSPECTIVE FUND ® | Class R-1
Prospectus:
Trading Symbol	RNPAX
NEW PERSPECTIVE FUND ® | Class R-2
Prospectus:
Trading Symbol	RNPBX
NEW PERSPECTIVE FUND ® | Class R-3
Prospectus:
Trading Symbol	RNPCX
NEW PERSPECTIVE FUND ® | Class R-4
Prospectus:
Trading Symbol	RNPEX
NEW PERSPECTIVE FUND ® | Class R-5
Prospectus:
Trading Symbol	RNPFX
NEW PERSPECTIVE FUND ® | Class B
Prospectus:
Trading Symbol	NPFBX
NEW PERSPECTIVE FUND ® | Class C
Prospectus:
Trading Symbol	NPFCX
NEW PERSPECTIVE FUND ® | Class F-1
Prospectus:
Trading Symbol	NPFFX
NEW PERSPECTIVE FUND ® | Class 529-A
Prospectus:
Trading Symbol	CNPAX
NEW PERSPECTIVE FUND ® | Class 529-B
Prospectus:
Trading Symbol	CNPBX
NEW PERSPECTIVE FUND ® | Class 529-C
Prospectus:
Trading Symbol	CNPCX
NEW PERSPECTIVE FUND ® | Class 529-E
Prospectus:
Trading Symbol	CNPEX
NEW PERSPECTIVE FUND ® | Class 529-F-1
Prospectus:
Trading Symbol	CNPFX
NEW PERSPECTIVE FUND ® | Class F-2
Prospectus:
Trading Symbol	ANWFX
NEW PERSPECTIVE FUND ® | Class R-6
Prospectus:
Trading Symbol	RNPGX
NEW PERSPECTIVE FUND ® | Class R-2E
Prospectus:
Trading Symbol	RPEBX
NEW PERSPECTIVE FUND ® | Class R-5E
Prospectus:
Trading Symbol	RNPHX
NEW PERSPECTIVE FUND ® | Class F-3
Prospectus:
Trading Symbol	FNPFX
NEW PERSPECTIVE FUND ® | Class 529-T
Prospectus:
Trading Symbol	TPNFX
NEW PERSPECTIVE FUND ® | Class T
Prospectus:
Trading Symbol	TNPFX